Shareholder Report, Holdings (Details)	Jun. 30, 2026
Core Bond Series (Class I) | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Core Bond Series (Class I) | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Core Bond Series (Class I) | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Core Bond Series (Class I) | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Core Bond Series (Class I) | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%
Core Bond Series (Class I) | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Core Bond Series (Class I) | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Core Bond Series (Class I) | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Core Bond Series (Class I) | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Core Bond Series (Class I) | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Core Bond Series (Class I) | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Core Bond Series (Class I) | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.00%
Core Bond Series (Class I) | Cash, short-term investment, and other assets, less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Core Bond Series (Class I) | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Core Bond Series (Class I) | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Core Bond Series (Class I) | U.S. Treasury Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.00%
Core Bond Series (Class I) | U.S. Treasury Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.40%
Core Bond Series (Class I) | U.S. Government Agencies [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.80%
Core Bond Series (Class I) | Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
Core Bond Series (Class I) | Foreign Government Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Core Bond Series (Class S) | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Core Bond Series (Class S) | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Core Bond Series (Class S) | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Core Bond Series (Class S) | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Core Bond Series (Class S) | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%
Core Bond Series (Class S) | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Core Bond Series (Class S) | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Core Bond Series (Class S) | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Core Bond Series (Class S) | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Core Bond Series (Class S) | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Core Bond Series (Class S) | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Core Bond Series (Class S) | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.00%
Core Bond Series (Class S) | Cash, short-term investment, and other assets, less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Core Bond Series (Class S) | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Core Bond Series (Class S) | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Core Bond Series (Class S) | U.S. Treasury Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.00%
Core Bond Series (Class S) | U.S. Treasury Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.40%
Core Bond Series (Class S) | U.S. Government Agencies [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.80%
Core Bond Series (Class S) | Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
Core Bond Series (Class S) | Foreign Government Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Core Bond Series (Class W) | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Core Bond Series (Class W) | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Core Bond Series (Class W) | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Core Bond Series (Class W) | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Core Bond Series (Class W) | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%
Core Bond Series (Class W) | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Core Bond Series (Class W) | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Core Bond Series (Class W) | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Core Bond Series (Class W) | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Core Bond Series (Class W) | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Core Bond Series (Class W) | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Core Bond Series (Class W) | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.00%
Core Bond Series (Class W) | Cash, short-term investment, and other assets, less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Core Bond Series (Class W) | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Core Bond Series (Class W) | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Core Bond Series (Class W) | U.S. Treasury Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.00%
Core Bond Series (Class W) | U.S. Treasury Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.40%
Core Bond Series (Class W) | U.S. Government Agencies [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.80%
Core Bond Series (Class W) | Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
Core Bond Series (Class W) | Foreign Government Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Core Bond Series (Class Z) | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Core Bond Series (Class Z) | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Core Bond Series (Class Z) | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Core Bond Series (Class Z) | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Core Bond Series (Class Z) | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%
Core Bond Series (Class Z) | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Core Bond Series (Class Z) | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Core Bond Series (Class Z) | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Core Bond Series (Class Z) | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Core Bond Series (Class Z) | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Core Bond Series (Class Z) | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Core Bond Series (Class Z) | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.00%
Core Bond Series (Class Z) | Cash, short-term investment, and other assets, less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Core Bond Series (Class Z) | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Core Bond Series (Class Z) | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Core Bond Series (Class Z) | U.S. Treasury Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.00%
Core Bond Series (Class Z) | U.S. Treasury Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.40%
Core Bond Series (Class Z) | U.S. Government Agencies [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.80%
Core Bond Series (Class Z) | Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
Core Bond Series (Class Z) | Foreign Government Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Unconstrained Bond Series (Class I) | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Unconstrained Bond Series (Class I) | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Unconstrained Bond Series (Class I) | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Unconstrained Bond Series (Class I) | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Unconstrained Bond Series (Class I) | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Unconstrained Bond Series (Class I) | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Unconstrained Bond Series (Class I) | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Unconstrained Bond Series (Class I) | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Unconstrained Bond Series (Class I) | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.00%
Unconstrained Bond Series (Class I) | Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Unconstrained Bond Series (Class I) | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Unconstrained Bond Series (Class I) | U.S. Treasury Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.80%
Unconstrained Bond Series (Class I) | U.S. Government Agencies [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Unconstrained Bond Series (Class I) | Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.80%
Unconstrained Bond Series (Class I) | Foreign Government Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Unconstrained Bond Series (Class I) | Cash, short-term investment, and liabilities, less other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Unconstrained Bond Series (Class I) | Loan Assignments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Unconstrained Bond Series (Class S) | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Unconstrained Bond Series (Class S) | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Unconstrained Bond Series (Class S) | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Unconstrained Bond Series (Class S) | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Unconstrained Bond Series (Class S) | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Unconstrained Bond Series (Class S) | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Unconstrained Bond Series (Class S) | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Unconstrained Bond Series (Class S) | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Unconstrained Bond Series (Class S) | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.00%
Unconstrained Bond Series (Class S) | Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Unconstrained Bond Series (Class S) | Cash, short-term investment, and other assets, less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Unconstrained Bond Series (Class S) | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Unconstrained Bond Series (Class S) | U.S. Treasury Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.80%
Unconstrained Bond Series (Class S) | U.S. Government Agencies [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Unconstrained Bond Series (Class S) | Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.80%
Unconstrained Bond Series (Class S) | Foreign Government Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Unconstrained Bond Series (Class S) | Loan Assignments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Unconstrained Bond Series (Class W) | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Unconstrained Bond Series (Class W) | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Unconstrained Bond Series (Class W) | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Unconstrained Bond Series (Class W) | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Unconstrained Bond Series (Class W) | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Unconstrained Bond Series (Class W) | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Unconstrained Bond Series (Class W) | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Unconstrained Bond Series (Class W) | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Unconstrained Bond Series (Class W) | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.00%
Unconstrained Bond Series (Class W) | Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Unconstrained Bond Series (Class W) | Cash, short-term investment, and other assets, less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Unconstrained Bond Series (Class W) | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Unconstrained Bond Series (Class W) | U.S. Treasury Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.80%
Unconstrained Bond Series (Class W) | U.S. Government Agencies [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Unconstrained Bond Series (Class W) | Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.80%
Unconstrained Bond Series (Class W) | Foreign Government Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Unconstrained Bond Series (Class W) | Loan Assignments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
High Yield Bond Series (Class I) | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
High Yield Bond Series (Class I) | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
High Yield Bond Series (Class I) | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
High Yield Bond Series (Class I) | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.90%
High Yield Bond Series (Class I) | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.00%
High Yield Bond Series (Class I) | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
High Yield Bond Series (Class I) | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
High Yield Bond Series (Class I) | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
High Yield Bond Series (Class I) | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
High Yield Bond Series (Class I) | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
High Yield Bond Series (Class I) | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
High Yield Bond Series (Class I) | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
High Yield Bond Series (Class I) | Cash, short-term investment, and other assets, less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
High Yield Bond Series (Class I) | Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
High Yield Bond Series (Class I) | Loan Assignments [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
High Yield Bond Series (Class S) | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
High Yield Bond Series (Class S) | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
High Yield Bond Series (Class S) | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
High Yield Bond Series (Class S) | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.90%
High Yield Bond Series (Class S) | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.00%
High Yield Bond Series (Class S) | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
High Yield Bond Series (Class S) | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
High Yield Bond Series (Class S) | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
High Yield Bond Series (Class S) | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
High Yield Bond Series (Class S) | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
High Yield Bond Series (Class S) | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
High Yield Bond Series (Class S) | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
High Yield Bond Series (Class S) | Cash, short-term investment, and other assets, less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
High Yield Bond Series (Class S) | Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[2]
High Yield Bond Series (Class S) | Loan Assignments [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
High Yield Bond Series (Class W) | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
High Yield Bond Series (Class W) | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
High Yield Bond Series (Class W) | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
High Yield Bond Series (Class W) | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.90%
High Yield Bond Series (Class W) | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.00%
High Yield Bond Series (Class W) | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
High Yield Bond Series (Class W) | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
High Yield Bond Series (Class W) | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
High Yield Bond Series (Class W) | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
High Yield Bond Series (Class W) | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
High Yield Bond Series (Class W) | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
High Yield Bond Series (Class W) | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
High Yield Bond Series (Class W) | Cash, short-term investment, and other assets, less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
High Yield Bond Series (Class W) | Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[3]
High Yield Bond Series (Class W) | Loan Assignments [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
High Yield Bond Series (Class Z) | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
High Yield Bond Series (Class Z) | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
High Yield Bond Series (Class Z) | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
High Yield Bond Series (Class Z) | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.90%
High Yield Bond Series (Class Z) | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.00%
High Yield Bond Series (Class Z) | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
High Yield Bond Series (Class Z) | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
High Yield Bond Series (Class Z) | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
High Yield Bond Series (Class Z) | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
High Yield Bond Series (Class Z) | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
High Yield Bond Series (Class Z) | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
High Yield Bond Series (Class Z) | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
High Yield Bond Series (Class Z) | Cash, short-term investment, and other assets, less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
High Yield Bond Series (Class Z) | Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[4]
High Yield Bond Series (Class Z) | Loan Assignments [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Diversified Tax Exempt Series (Class A) | Cash, short-term investment, and other assets, less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Diversified Tax Exempt Series (Class A) | Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	41.20%
Diversified Tax Exempt Series (Class A) | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Diversified Tax Exempt Series (Class A) | General Obligation Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	48.80%
Diversified Tax Exempt Series (Class A) | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Diversified Tax Exempt Series (Class A) | U.S. Treasury Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Diversified Tax Exempt Series (Class A) | NEW YORK
Holdings [Line Items]
Percent of Net Asset Value	10.80%
Diversified Tax Exempt Series (Class A) | WISCONSIN
Holdings [Line Items]
Percent of Net Asset Value	7.20%
Diversified Tax Exempt Series (Class A) | WASHINGTON
Holdings [Line Items]
Percent of Net Asset Value	6.80%
Diversified Tax Exempt Series (Class A) | ALABAMA
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Diversified Tax Exempt Series (Class A) | TEXAS
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Diversified Tax Exempt Series (Class A) | ILLINOIS
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Diversified Tax Exempt Series (Class A) | DISTRICT OF COLUMBIA
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Diversified Tax Exempt Series (Class A) | FLORIDA
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Diversified Tax Exempt Series (Class A) | TENNESSEE
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Diversified Tax Exempt Series (Class A) | PENNSYLVANIA
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Diversified Tax Exempt Series (Class W) | Cash, short-term investment, and other assets, less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Diversified Tax Exempt Series (Class W) | Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	41.20%
Diversified Tax Exempt Series (Class W) | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Diversified Tax Exempt Series (Class W) | General Obligation Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	48.80%
Diversified Tax Exempt Series (Class W) | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Diversified Tax Exempt Series (Class W) | U.S. Treasury Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Diversified Tax Exempt Series (Class W) | NEW YORK
Holdings [Line Items]
Percent of Net Asset Value	10.80%
Diversified Tax Exempt Series (Class W) | WISCONSIN
Holdings [Line Items]
Percent of Net Asset Value	7.20%
Diversified Tax Exempt Series (Class W) | WASHINGTON
Holdings [Line Items]
Percent of Net Asset Value	6.80%
Diversified Tax Exempt Series (Class W) | ALABAMA
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Diversified Tax Exempt Series (Class W) | TEXAS
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Diversified Tax Exempt Series (Class W) | ILLINOIS
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Diversified Tax Exempt Series (Class W) | DISTRICT OF COLUMBIA
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Diversified Tax Exempt Series (Class W) | FLORIDA
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Diversified Tax Exempt Series (Class W) | TENNESSEE
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Diversified Tax Exempt Series (Class W) | PENNSYLVANIA
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Callodine Equity Income Series (Class I) | Cash, short-term investment, and other assets, less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Callodine Equity Income Series (Class I) | Common Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.80%
Callodine Equity Income Series (Class I) | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Callodine Equity Income Series (Class I) | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.10%
Callodine Equity Income Series (Class I) | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.50%
Callodine Equity Income Series (Class I) | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.50%
Callodine Equity Income Series (Class I) | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.10%
Callodine Equity Income Series (Class I) | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.20%
Callodine Equity Income Series (Class I) | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Callodine Equity Income Series (Class I) | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Callodine Equity Income Series (Class I) | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.50%
Callodine Equity Income Series (Class I) | Cash, short-term investment, and other assets, less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Callodine Equity Income Series (Class S) | Cash, short-term investment, and other assets, less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Callodine Equity Income Series (Class S) | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.80%
Callodine Equity Income Series (Class S) | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Callodine Equity Income Series (Class S) | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.10%
Callodine Equity Income Series (Class S) | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.50%
Callodine Equity Income Series (Class S) | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.50%
Callodine Equity Income Series (Class S) | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.10%
Callodine Equity Income Series (Class S) | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.20%
Callodine Equity Income Series (Class S) | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Callodine Equity Income Series (Class S) | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Callodine Equity Income Series (Class S) | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.50%
Callodine Equity Income Series (Class S) | Cash, short-term investment, and other assets, less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Callodine Equity Income Series (Class Z) | Cash, short-term investment, and other assets, less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Callodine Equity Income Series (Class Z) | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.80%
Callodine Equity Income Series (Class Z) | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Callodine Equity Income Series (Class Z) | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.10%
Callodine Equity Income Series (Class Z) | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.50%
Callodine Equity Income Series (Class Z) | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.50%
Callodine Equity Income Series (Class Z) | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.10%
Callodine Equity Income Series (Class Z) | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.20%
Callodine Equity Income Series (Class Z) | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Callodine Equity Income Series (Class Z) | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Callodine Equity Income Series (Class Z) | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.50%
Callodine Equity Income Series (Class Z) | Cash, short-term investment, and other assets, less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Credit Series (Class I) | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Credit Series (Class I) | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Credit Series (Class I) | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Credit Series (Class I) | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Credit Series (Class I) | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.10%
Credit Series (Class I) | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Credit Series (Class I) | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Credit Series (Class I) | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Credit Series (Class I) | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Credit Series (Class I) | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Credit Series (Class I) | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Credit Series (Class I) | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.60%
Credit Series (Class I) | Cash, short-term investment, and other assets, less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Credit Series (Class I) | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Credit Series (Class I) | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Credit Series (Class I) | U.S. Government Agencies [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
Credit Series (Class I) | Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.90%
Credit Series (Class I) | Foreign Government Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Credit Series (Class S) | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Credit Series (Class S) | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Credit Series (Class S) | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Credit Series (Class S) | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Credit Series (Class S) | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.10%
Credit Series (Class S) | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Credit Series (Class S) | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Credit Series (Class S) | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Credit Series (Class S) | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Credit Series (Class S) | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Credit Series (Class S) | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Credit Series (Class S) | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.60%
Credit Series (Class S) | Cash, short-term investment, and other assets, less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Credit Series (Class S) | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Credit Series (Class S) | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Credit Series (Class S) | U.S. Government Agencies [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
Credit Series (Class S) | Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.90%
Credit Series (Class S) | Foreign Government Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Credit Series (Class W) | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Credit Series (Class W) | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Credit Series (Class W) | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Credit Series (Class W) | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Credit Series (Class W) | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.10%
Credit Series (Class W) | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Credit Series (Class W) | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Credit Series (Class W) | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Credit Series (Class W) | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Credit Series (Class W) | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Credit Series (Class W) | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Credit Series (Class W) | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.60%
Credit Series (Class W) | Cash, short-term investment, and other assets, less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Credit Series (Class W) | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Credit Series (Class W) | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Credit Series (Class W) | U.S. Government Agencies [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
Credit Series (Class W) | Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.90%
Credit Series (Class W) | Foreign Government Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Systematic High Yield Bond Series (Class I) | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Systematic High Yield Bond Series (Class I) | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.30%
Systematic High Yield Bond Series (Class I) | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Systematic High Yield Bond Series (Class I) | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.10%
Systematic High Yield Bond Series (Class I) | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.80%
Systematic High Yield Bond Series (Class I) | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Systematic High Yield Bond Series (Class I) | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.70%
Systematic High Yield Bond Series (Class I) | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
Systematic High Yield Bond Series (Class I) | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Systematic High Yield Bond Series (Class I) | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Systematic High Yield Bond Series (Class I) | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Systematic High Yield Bond Series (Class I) | Cash, short-term investment, and other assets, less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Systematic High Yield Bond Series (Class S) | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Systematic High Yield Bond Series (Class S) | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.30%
Systematic High Yield Bond Series (Class S) | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Systematic High Yield Bond Series (Class S) | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.10%
Systematic High Yield Bond Series (Class S) | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.80%
Systematic High Yield Bond Series (Class S) | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Systematic High Yield Bond Series (Class S) | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.70%
Systematic High Yield Bond Series (Class S) | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
Systematic High Yield Bond Series (Class S) | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Systematic High Yield Bond Series (Class S) | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Systematic High Yield Bond Series (Class S) | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Systematic High Yield Bond Series (Class S) | Cash, short-term investment, and other assets, less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Systematic High Yield Bond Series (Class W) | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Systematic High Yield Bond Series (Class W) | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.30%
Systematic High Yield Bond Series (Class W) | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Systematic High Yield Bond Series (Class W) | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.10%
Systematic High Yield Bond Series (Class W) | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.80%
Systematic High Yield Bond Series (Class W) | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Systematic High Yield Bond Series (Class W) | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.70%
Systematic High Yield Bond Series (Class W) | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
Systematic High Yield Bond Series (Class W) | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Systematic High Yield Bond Series (Class W) | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Systematic High Yield Bond Series (Class W) | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Systematic High Yield Bond Series (Class W) | Cash, short-term investment, and other assets, less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Systematic High Yield Bond Series (Class Z) | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Systematic High Yield Bond Series (Class Z) | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.30%
Systematic High Yield Bond Series (Class Z) | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Systematic High Yield Bond Series (Class Z) | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.10%
Systematic High Yield Bond Series (Class Z) | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.80%
Systematic High Yield Bond Series (Class Z) | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Systematic High Yield Bond Series (Class Z) | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.70%
Systematic High Yield Bond Series (Class Z) | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
Systematic High Yield Bond Series (Class Z) | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Systematic High Yield Bond Series (Class Z) | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Systematic High Yield Bond Series (Class Z) | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Systematic High Yield Bond Series (Class Z) | Cash, short-term investment, and other assets, less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%

[1]	Less than 0.1%
[2]	Less than 0.1%
[3]	Less than 0.1%
[4]	Less than 0.1%